RELATED PARTY TRANSACTIONS (Details 1) - CAD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Interest charged on amounts due to related parties	$ 8	$ 1,110
Rent charged by entities with common directors (note 11)	6,000	6,000
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 11)	7,090	8,660
Total expenses	$ 13,098	$ 6,741